Investment Securities (Amortized Cost And Fair Value By Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Held-to-maturity, Amortized cost:
Due in one year or less	¥ 214,084
Due from one year to five years	77,117
Due from five years to ten years	1,403,762
Due after ten years	1,012,019
Total, Held-to-maturity, Amortized cost	2,706,982	2,131,164
Held-to-maturity, Fair value:
Due in one year or less	214,812
Due from one year to five years	77,455
Due from five years to ten years	1,436,763
Due after ten years	1,006,097
Securities being held-to-maturity, Fair value	2,735,127	2,188,070
Available-for-sale, Fair value:
Due in one year or less	15,899,122
Due from one year to five years	21,777,591
Due from five years to ten years	6,414,994
Due after ten years	2,956,714
Total, Available-for-sale, Fair value	¥ 47,048,421